INVESTMENT IN ASSOCIATE (Details) - Waterproof - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of associates [line items]
Balance, beginning of year	$ 509,857	$ 534,893	$ 594,203
Share of loss of equity investment	(119,654)	(25,036)	(59,310)
Currency translation adjustment	7,426	0	0
Balance, end of year	$ 397,629	$ 509,857	$ 534,893